Other liabilities	12 Months Ended
Mar. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Disclosure of other liabilities [text block]
18.	Other liabilities

	March 31, 2021	March 31, 2020
Deferred income and other liabilities	40,002	33,420
	40,002	33,420

Financial liabilities included in other liabilities	40,002	33,420